Other assets - Future amortization of favorable contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	19 years 5 months
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 1
2022	1
2023	1
2024	1
2025 and thereafter	6
Total	10
Favorable contracts
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Total	$ 10	$ 33	$ 186